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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		March 31, 2013

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
4/23/2013

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-00203                     OppenheimerFunds Inc.


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	52

Form 13F Table Value Total:  	176,545
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP	  Value	 Shares	   Inv.	      Other     Voting Authority
						x1000			   Discretion Managers  Sole	Shared	None

Apartment Investment & Managem	CL A		03748R101 3,612  117,794   SOLE	      N/A       57,714 	0	60,080
AG Mortgage Investment Trust I	COM		001228105 115 	 4,500 	   SOLE	      N/A       4,500 	0	0
Acadia Realty Trust		COM SH BEN INT	004239109 2,203  79,327    SOLE	      N/A       37,087 	0	42,240
American Tower Corp		COM		03027X100 1,361  17,700    SOLE	      N/A       17,700 	0	0
AvalonBay Communities Inc	COM		053484101 2,841  22,431    SOLE	      N/A	8,211 	0	14,220
Strategic Hotels & Resorts Inc	COM		86272T106 121 	 14,464    SOLE	      N/A	14,464 	0	0
BioMed Realty Trust Inc		COM		09063H107 1,279  59,219    SOLE	      N/A	26,859 	0	32,360
Boston Properties Inc		COM		101121101 5,110  50,568    SOLE	      N/A	24,788 	0	25,780
Chesapeake Lodging Trust	SH BEN INT	165240102 1,307  56,995    SOLE	      N/A	30,185 	0	26,810
Colony Financial Inc		COM		19624R106 331 	 14,900    SOLE	      N/A	14,900 	0	0
Coresite Realty Corp		COM		21870Q105 931 	 26,623    SOLE	      N/A	12,323 	0	14,300
Camden Property Trust		SH BEN INT	133131102 4,220  61,439    SOLE	      N/A	31,269 	0	30,170
Capital Senior Living Corp	COM		140475104 1,403  53,075    SOLE	      N/A	27,775 	0	25,300
CubeSmart			COM		229663109 2,702  171,006   SOLE	      N/A	81,516 	0	89,490
CYS Investments Inc		COM		12673A108 524 	 44,599    SOLE	      N/A	21,939 	0	22,660
DDR Corp			COM		23317H102 2,307  132,447   SOLE	      N/A	56,847 	0	75,600
Douglas Emmett Inc		COM		25960P109 1,952  78,284    SOLE	      N/A	35,544 	0	42,740
Duke Realty Corp		COM NEW		264411505 3,464  204,015   SOLE	      N/A	97,935 	0	106,080
Equity Residential		SH BEN INT	29476L107 2,407  43,723    SOLE	      N/A	9,943 	0	33,780
Extra Space Storage Inc		COM		30225T102 3,520  89,627    SOLE	      N/A	43,087 	0	46,540
First Industrial Realty Trust	COM		32054K103 1,381  80,613    SOLE	      N/A	38,748 	0	41,865
General Growth Properties Inc	COM		370023103 2,227  112,027   SOLE	      N/A	49,337 	0	62,690
Health Care REIT Inc		COM		42217K106 3,724  54,838    SOLE	      N/A	25,488 	0	29,350
HCP Inc				COM		40414L109 5,597  112,255   SOLE	      N/A	52,345 	0	59,910
Highwoods Properties Inc	COM		431284108 985 	 24,880    SOLE	      N/A	13,180 	0	11,700
Home Properties Inc		COM		437306103 1,539  24,261    SOLE	      N/A	11,211 	0	13,050
Hudson Pacific Properties Inc	COM		444097109 34 	 1,570 	   SOLE	      N/A	850 	0	720
Healthcare Realty Trust Inc	COM		421946104 883 	 31,113    SOLE	      N/A	14,483 	0	16,630
Host Hotels & Resorts Inc	COM		44107P104 2,271  129,841   SOLE	      N/A	47,728 	0	82,113
Kilroy Realty Corp		COM		49427F108 110 	 2,090 	   SOLE	      N/A	2,090 	0	0
Liberty Property Trust		SH BEN INT	531172104 1,974  49,662    SOLE	      N/A	23,212 	0	26,450
Lexington Realty Trust		COM		529043101 1,802  152,721   SOLE	      N/A	73,471 	0	79,250
MFA Financial Inc		COM		55272X102 983 	 105,423   SOLE	      N/A	64,213 	0	41,210
National Retail Properties Inc	COM		637417106 1,440  39,800    SOLE	      N/A	18,640 	0	21,160
Realty Income Corp		COM		756109104 1,543  34,025    SOLE	      N/A	15,955 	0	18,070
Plum Creek Timber Co Inc	COM		729251108 1,978  37,884    SOLE	      N/A	16,214 	0	21,670
Prologis Inc			COM		74340W103 2,701  67,557    SOLE	      N/A	27,684 	0	39,873
Post Properties Inc		COM		737464107 1,708  36,259    SOLE	      N/A	14,549 	0	21,710
Ramco-Gershenson Properties Tr	COM SH BEN INT	751452202 1,261  75,047    SOLE	      N/A	34,987 	0	40,060
Sabra Health Care REIT Inc	COM		78573L106 638 	 21,986    SOLE	      N/A	11,066 	0	10,920
Silver Bay Realty Trust Corp	COM		82735Q102 156 	 7,515 	   SOLE	      N/A	3,360 	0	4,155
Sunstone Hotel Investors Inc	COM		867892101 1,841  149,556   SOLE	      N/A	64,156 	0	85,400
SL Green Realty Corp		COM		78440X101 2,568  29,825    SOLE	      N/A	14,375 	0	15,450
Simon Property Group Inc	COM		828806109 11,991 75,626    SOLE	      N/A	34,324 	0	41,302
STAG Industrial Inc		COM		85254J102 820 	 38,561    SOLE	      N/A	30,701 	0	7,860
Starwood Property Trust Inc	COM		85571B105 404 	 14,550    SOLE	      N/A	14,550 	0	0
Taubman Centers Inc		COM		876664103 2,287  29,447    SOLE	      N/A	14,497 	0	14,950
Two Harbors Investment Corp	COM		90187B101 1,989  157,766   SOLE	      N/A	72,966 	0	84,800
Vornado Realty Trust		SH BEN INT	929042109 2,100  25,111    SOLE	      N/A	4,650 	0	20,461
Ventas Inc			COM		92276F100 7,077  96,684    SOLE	      N/A	45,177 	0	51,507
Weingarten Realty Investors	SH BEN INT	948741103 2,581  81,800    SOLE	      N/A	38,260 	0	43,540
RLJ Lodging Trust		COM		74965L101 66,244 2,910,536 SOLE	      N/A	2,910,536 	0


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4/23/2013
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
March 31, 2013.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company
(MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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